SEMI ANNUAL REPORT

                                 [COVER PHOTO]

                               SEPTEMBER 30, 1997



                         TEMPLETON GREATER EUROPEAN FUND



[LOGO] FRANKLIN TEMPLETON

[FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS LOGO]

CELEBRATING 50 YEARS


This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.


In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.





[PHOTO]
MARK HOLOWESKO, CFA
President
Templeton Global Investment Trust

SHAREHOLDER LETTER




Your Fund's Objective: The Templeton Greater European Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in Greater Europe (Western, Central and Eastern Europe and Russia).



Dear Shareholder:

We are pleased to bring you the semi-annual report of the Templeton Greater European Fund for the six months ended September 30, 1997. During the period under review, Europe's economic expansion continued to strengthen, as many of the region's countries experienced growth in sales and foreign exports. Like U.S. companies in the 1980s, European corporations experienced significant merger and acquisition activity, which often accompanies rising shareholder value. Privatization, restructuring, and cost reduction also helped many of these firms generate healthy earnings. All of these factors contributed to the advance of many Western European stock markets, and Spain's market rose 29.9%, the United Kingdom's 22.7%, and Sweden's 21.7% during the six-month period.(1) In Eastern Europe, although the Polish market declined, many Russian share prices continued their upward climb. Within this environment, the Fund's Class I shares delivered a six-month cumulative total return of 14.09%, as shown in the Performance Summary on page 5.

1. Source: Bloomberg. Price appreciation is measured in U.S. dollars, and includes reinvested dividends.

CONTENTS

Shareholder Letter .....     1

Performance Summaries
   Class I .............     5
   Class II ............     7
   Advisor Class .......     9

Financial Highlights and
Statement of Investments    11

Financial Statements ...    18

Notes to the Financial
Statements .............    21



FUND CATEGORY [GRAPH] PYRAMID

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
9/30/97



United Kingdom                     24.8%

France                             10.0%

Sweden                              7.5%

Spain                               6.0%

Italy                               4.9%

Finland                             4.7%

Germany                             4.7%

Netherlands                         3.3%

Other Countries                     9.5%

Fixed-Income Securities             0.3%

Short-Term Obligations &
Other Net Assets                   24.3%


During the reporting period, the Fund profited from the performance of most of its banking holdings, which increased in value as a result of lower interest rates and improving business conditions. The Fund also benefited from the appreciable gain in share prices of Philips Electronics NV(2), the Dutch electronics manufacturer; Nokia AB, a Finnish telecommunications company; and Assidomaen AB, a Swedish paper and forest products company.

On September 30, 1997, the United Kingdom was our largest geographic exposure. More than most of its continental counterparts, the U.K. has swallowed the tough medicine of reforming its labor markets, deregulating its financial market, and privatizing state-owned enterprises. Despite this progress, stock valuation levels seemed reasonable, and we established positions in Imperial Chemical Industries Plc., a large company that was undergoing major restructuring; Inchcape Plc., an international services and marketing group; and Tate & Lyle Plc., a major supplier of sugar in the U.K.

We also found stocks meeting our bargain criteria in other parts of Europe. In Italy, we initiated positions in Cartiere Burgo SpA, a paper products producer, and Fila Holding SpA, a leading international sportswear manufacturer. And in Norway, we purchased shares of Norsk Hydro AS, the country's largest industrial group.

On the sell side, we realized substantial gains by liquidating our holdings in Merita Ltd., one of Finland's largest banks. We also profited by eliminating our position in Cristaleria Espanola SA, the Spanish glass producer for the motor vehicle industry, after its share price rose.


2. A complete listing of all stocks in the portfolio as of September 30, 1997 begins on page 14.

Looking forward, we believe that Europe will remain a fertile ground for unearthing undervalued companies. Many European financial groups have adopted international accounting standards, and some Finnish and German corporations are fighting to overturn laws that make it illegal to buy back shares. Because many European countries are trying to meet requirements for European Monetary Union membership, the privatization process appears to have accelerated. Consequently, a spate of telecommunication companies, electricity providers, and other state assets have been put up for sale throughout Europe. In our opinion, global investors may benefit if government interference decreases and domestic participation in equity markets increases.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of September 30, 1997, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

Please remember that investing in markets concentrated in a single region involves special considerations which include risks related to market and currency volatility and adverse economic, social and political developments in the region and countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to risks

  TOP 10 HOLDINGS
  9/30/97


  COMPANY,                    % OF TOTAL
  INDUSTRY, COUNTRY           NET ASSETS
-----------------------------------------
  Philips Electronics NV
  Electronics, Netherlands         3.0%

  Nokia AB, A
  Telecommunications, Finland      2.0%

  Volkswagen AG, pfd.
  Automobiles, Germany             1.9%

  Telecom Italia SpA, di risp
  Telecommunications, Italy        1.8%

  Deutsche Bank AG
  Banking, Germany                 1.7%

  National Westminster Bank Plc.
  Banking, United Kingdom          1.7%

  Assidomaen AB
  Forest Products & Paper,
  Sweden                           1.6%

  Enso OY
  Forest Products & Paper,
  Finland                          1.5%

  Fiat SpA, pfd.
  Automobiles, Italy               1.5%

  British Telecommunications Plc.
  Telecommunications,
  United Kingdom                   1.5%

For a complete list of portfolio holdings, please see page 14 of this report.

  TOP 10 INDUSTRIES
  9/30/97
                         % OF TOTAL
  INDUSTRY               NET ASSETS
------------------------------------
  Banking                      9.9%

  Automobiles                  7.3%

  Telecommunications           6.7%

  Forest Products & Paper      6.6%

  Utilities Electrical & Gas   6.2%

  Energy Sources               5.6%

  Industrial Components        4.4%

  Electrical & Electronics     4.0%

  Building Materials &
  Components                   2.5%

  Chemicals                    2.4%

associated with the relatively small size and lesser liquidity of these markets. For example, Russia's system of share registration and custody creates certain risks of loss not normally associated with other markets. These risks and other considerations are discussed in the Fund's prospectus.

We thank you for your continued investment in the Templeton Greater European Fund, and would like to reaffirm our dedication and commitment to searching Greater Europe for the best possible securities for the Fund's portfolio.

Sincerely,



/s/ Mark Holowesko
-----------------------------------
Mark Holowesko, CFA
President
Templeton Global Investment Trust
Portfolio Manager
Templeton Greater European Fund



/s/ Jeffrey A. Everett
-----------------------------------
Jeffrey A. Everett, CFA
Portfolio Manager
Templeton Greater European Fund



/s/ Richard Sean Farrington
-----------------------------------
Richard Sean Farrington, CFA
Portfolio Manager
Templeton Greater European Fund

PERFORMANCE SUMMARY





CLASS I

Templeton Greater European Fund - Class I produced a cumulative total return of 14.09% for the six-month period ended September 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include the initial sales charge.

The price of the Fund's shares increased $1.32, from $12.35 on March 31, 1997, to $13.67 on September 30, 1997. During this time, shareholders received distributions totaling 6.5 cents ($0.065) in dividend income, 13.5 cents ($0.135) per share in short-term capital gains and 18 cents ($0.18) per share in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.

  CLASS I
  Periods ended 9/30/97

                                                           SINCE
                                                         INCEPTION
                                             1-YEAR      (5/8/95)
                                            --------     ----------
  Cumulative Total Return(1)                  30.18%       44.26%
  Average Annual Total Return(2)              22.70%       13.66%
  Value of $10,000 Investment(3)             $12,270      $13,597

                                             9/30/96      9/30/97
                                             -------      -------

  One-Year Total Return(4)                    12.16%       30.18%

1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 5.75% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include the maximum 5.75% initial sales charge.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After August 1, 1998, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.



Past performance is not predictive of future results.

CLASS II

Templeton Greater European Fund - Class II provided a cumulative total return of 13.68% for the six-month period ended September 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include sales charges.

The price of the Fund's shares increased $1.28, from $12.27 on March 31, 1997, to $13.55 on September 30, 1997. During this time, shareholders received distributions totaling 4.6 cents ($0.046) in dividend income, 13.5 cents ($0.135) per share in short-term capital gains, and 18 cents ($0.18) per share in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.





Past performance is not predictive of future results.

  CLASS II
  Periods ended 9/30/97

                                                          SINCE
                                                        INCEPTION
                                             1-YEAR      (5/8/95)
-----------------------------------------------------------------
  Cumulative Total Return(1)                 29.39%       41.76%
  Average Annual Total Return(2)             27.12%       15.17%
  Value of $10,000 Investment(3)           $12,712      $14,034


                                            9/30/96      9/30/97
----------------------------------------------------------------
  One-Year Total Return(4)                    11.11%       29.39%




1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. It includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include all sales charges.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated and does not include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After August 1, 1998, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.




Past performance is not predictive of future results.

ADVISOR CLASS

Templeton Greater European Fund - Advisor Class produced a cumulative total return of 14.41% for the six-month period ended September 30, 1997. The price of the Fund's shares increased $1.35, from $12.36 to $13.71, over the same period.



Past performance is not predictive of future results.

  ADVISOR CLASS
  Periods ended 9/30/97

                                                         SINCE
                                                        INCEPTION
                                                       OF THE FUND
                                           1-YEAR       (5/8/95)
-----------------------------------------------------------------
  Cumulative Total Return(1)               30.65%        44.79%
  Average Annual Total Return(1)           30.65%        16.67%
  Value of $10,000 Investment(2)         $13,065        $14,479


                                          9/30/96        9/30/97
----------------------------------------------------------------
  One-Year Total Return(3)                  12.16%        30.65%



Effective January 2, 1997, the Fund began offering Advisor Class shares to certain eligible investors, as described in its prospectus. This share class does not have sales charges or Rule 12b-1 plans. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect the Fund's Class I performance, excluding the effect of the Class I maximum initial sales charge, but including the effect of Class I expenses, including Rule 12b-1 fees; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all charges and fees applicable only to that class. Since January 2, 1997 (commencement of sales), the cumulative total return of Advisor Class shares was 22.33%.

1. Cumulative total return represents the change in value of an investment over the periods indicated. Average annual total return represents the average annual change in value of an investment over the indicated periods.

2. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

3. One-year total return represents the change in value of an investment over the one-year periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After August 1, 1998, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.



Past performance is not predictive of future results.

TEMPLETON GREATER EUROPEAN FUND
Financial Highlights

                                                                                          CLASS I
                                                                          ---------------------------------------
                                                                          SIX MONTHS ENDED        YEAR ENDED MARCH 31,
                                                                         SEPTEMBER 30, 1997        ------------------
                                                                            (UNAUDITED)            1997         1996+
                                                                         ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period..............................              $12.35             $10.39       $10.00
                                                                     ---------------------------------------
Income from investment operations:
 Net investment income............................................                 .15                .14          .08
 Net realized and unrealized gains................................                1.55               2.09          .31
                                                                     ---------------------------------------
Total from investment operations..................................                1.70               2.23          .39
                                                                     ---------------------------------------
Less distributions:
 Dividends from net investment income.............................                (.07)              (.13)          --
 Distributions from net realized gains............................                (.31)              (.14)          --
                                                                     ---------------------------------------
Total distributions...............................................                (.38)              (.27)          --
                                                                     ---------------------------------------
Net asset value, end of period....................................              $13.67             $12.35       $10.39
                                                                     ---------------------------------------
Total return*.....................................................              14.09%             21.70%        3.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).................................            $ 12,683             $9,268       $4,308
Ratios to average net assets:
 Expenses.........................................................               2.35%**            2.63%        3.56%**
 Expenses, including waiver.......................................               1.85%**            1.85%        1.85%**
 Net investment income............................................               2.58%**            1.72%        1.39%**
Portfolio turnover rate...........................................              21.20%             30.58%        9.86%
Average commission rate paid***...................................              $.0204             $.0264       $.0205

 *Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities.
 +For the period May 8, 1995 (commencement of operations) to March 31, 1996.

TEMPLETON GREATER EUROPEAN FUND
Financial Highlights (continued)

                                                                                         CLASS II
                                                                          ---------------------------------------
                                                                          SIX MONTHS ENDED        YEAR ENDED MARCH 31,
                                                                         SEPTEMBER 30, 1997        ------------------
                                                                            (UNAUDITED)            1997         1996+
                                                                         ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period..............................              $12.27             $10.32       $10.00
                                                                     ---------------------------------------
Income from investment operations:
 Net investment income............................................                 .08                .11          .07
 Net realized and unrealized gains................................                1.56               2.02          .25
                                                                     ---------------------------------------
Total from investment operations..................................                1.64               2.13          .32
                                                                     ---------------------------------------
Less distributions:
 Dividends from net investment income.............................                (.05)              (.04)          --
 Distributions from net realized gains............................                (.31)              (.14)          --
                                                                     ---------------------------------------
Total distributions...............................................                (.36)              (.18)          --
                                                                     ---------------------------------------
Net asset value, end of period....................................              $13.55             $12.27       $10.32
                                                                     ---------------------------------------
Total return*.....................................................              13.68%             20.83%        3.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).................................              $3,942             $2,424       $1,431
Ratios to average net assets:
 Expenses.........................................................               3.00%**            3.29%        4.21%**
 Expenses, including waiver.......................................               2.50%**            2.50%        2.50%**
 Net investment income............................................               1.83%**            1.45%        1.06%**
Portfolio turnover rate...........................................              21.20%             30.58%        9.86%
Average commission rate paid***...................................              $.0204             $.0264       $.0205

 *Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
 **Annualized.
***Relates to purchases and sales of equity securities.
 +For the period May 8, 1995 (commencement of operations) to March 31, 1996.

TEMPLETON GREATER EUROPEAN FUND
Financial Highlights (continued)

                                                                                           ADVISOR CLASS
                                                                               -------------------------------------
                                                                            SIX MONTHS ENDED        YEAR ENDED MARCH 31,
                                                                           SEPTEMBER 30, 1997         ----------------
                                                                              (UNAUDITED)                  1997+
                                                                           ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period................................              $12.36                    $11.56
                                                                                   -------------------------------------
Income from investment operations:
 Net investment income..............................................                 .25                       .07
 Net realized and unrealized gains..................................                1.48                       .73
                                                                                   -------------------------------------
Total from investment operations....................................                1.73                       .80
                                                                                   -------------------------------------
Less distributions:
 Dividends from net investment income...............................                (.07)                       --
 Distributions from net realized gains..............................                (.31)                       --
                                                                                   -------------------------------------
Total distributions.................................................                (.38)                       --
                                                                                   -------------------------------------
Net asset value, end of period......................................              $13.71                    $12.36
                                                                                   -------------------------------------
Total return*.......................................................              14.41%                     6.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...................................                 $57                       $36
Ratios to average net assets:
 Expenses...........................................................               2.00%**                   1.90%**
 Expenses, including waiver.........................................               1.50%**                   1.50%**
 Net investment income..............................................               2.30%**                   2.56%**
Portfolio turnover rate.............................................              21.20%                    30.58%
Average commission rate paid***.....................................              $.0204                    $.0264

 *Total return is not annualized.
 **Annualized.
***Relates to purchases and sales of equity securities.
 +For the period January 2, 1997 (effective date) to March 31, 1997.
                       See notes to financial statements.

TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED)

                                                                     COUNTRY            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 71.1%
AUTOMOBILES 3.9%
Debica SA, A....................................................      Poland                5,800         $   168,644
Peugeot SA......................................................      France                1,000             131,813
Regie Nationale des Usines Renault SA...........................      France                6,681             198,088
Volvo AB, B.....................................................      Sweden                5,342             153,184
                                                                                                          -----------
                                                                                                              651,729
                                                                                                          -----------
BANKING 9.9%
Argentaria Corporacion Bancaria de Espana SA....................      Spain                 3,500             209,386
Bank of Ireland.................................................  Irish Republic           10,000             124,204
Bank Slaski SA W Katowicach.....................................      Poland                2,160             162,852
Banque Nationale de Paris.......................................      France                4,000             201,529
Credit Commercial de France.....................................      France                2,800             164,244
Deutsche Bank AG................................................     Germany                4,089             287,020
National Westminster Bank Plc...................................  United Kingdom           18,600             280,791
Unidanmark AS, A................................................     Denmark                2,225             143,839
Union Bank of Norway, Primary Capital Certificate...............      Norway                2,500              82,316
                                                                                                          -----------
                                                                                                            1,656,181
                                                                                                          -----------
BUILDING MATERIALS & COMPONENTS 2.5%
Anglian Group Plc...............................................  United Kingdom           26,400              99,795
Hepworth Plc....................................................  United Kingdom           38,500             129,088
Pilkington Plc..................................................  United Kingdom           75,000             189,812
                                                                                                          -----------
                                                                                                              418,695
                                                                                                          -----------
BUSINESS & PUBLIC SERVICES 1.0%
Lex Service Plc.................................................  United Kingdom           22,600             163,029
                                                                                                          -----------
CHEMICALS 2.4%
Courtaulds Plc..................................................  United Kingdom           45,000             246,635
Imperial Chemical Industries Plc................................  United Kingdom            9,000             145,950
                                                                                                          -----------
                                                                                                              392,585
                                                                                                          -----------
CONSTRUCTION & HOUSING 2.0%
Dragados y Construcciones SA....................................      Spain                 7,800             174,268
Redland Plc.....................................................  United Kingdom           42,000             158,765
                                                                                                          -----------
                                                                                                              333,033
                                                                                                          -----------
DATA PROCESSING & REPRODUCTION 0.9%
Rank Group Plc..................................................  United Kingdom           25,000             147,296
                                                                                                          -----------
ELECTRICAL & ELECTRONICS 4.0%
ABB AB, B.......................................................      Sweden               11,900             167,873
Philips Electronics NV..........................................   Netherlands              6,000             507,764
                                                                                                          -----------
                                                                                                              675,637
                                                                                                          -----------
ELECTRONIC COMPONENTS & INSTRUMENTS 0.9%
BICC Plc........................................................  United Kingdom           53,710             143,723
                                                                                                          -----------

TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED) (continued)

                                                                     COUNTRY            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 5.6%
Norsk Hydro AS..................................................      Norway                3,400         $   202,609
Rao Gazprom, ADR, Reg S.........................................      Russia                6,302             159,126
Repsol SA.......................................................      Spain                 4,200             181,483
Societe Elf Aquitane SA.........................................      France                1,520             202,918
Total SA, B.....................................................      France                1,680             192,278
                                                                                                          -----------
                                                                                                              938,414
                                                                                                          -----------
FINANCIAL SERVICES 1.8%
AXA-UAP SA......................................................      France                3,600             241,511
Banca Fideuram SpA..............................................      Italy                14,000              57,828
                                                                                                          -----------
                                                                                                              299,339
                                                                                                          -----------
FOOD & HOUSEHOLD PRODUCTS 2.1%
Northern Foods Plc..............................................  United Kingdom           45,719             178,719
Tate & Lyle Plc.................................................  United Kingdom           23,000             163,319
                                                                                                          -----------
                                                                                                              342,038
                                                                                                          -----------
FOREST PRODUCTS & PAPER 6.6%
Assidomaen AB...................................................      Sweden                7,700             262,930
Cartiere Burgo SpA..............................................      Italy                17,000             110,372
Enso OY, A......................................................     Finland               12,500             126,908
Enso OY, R......................................................     Finland               12,200             125,016
Mo Och Domsjoe AB, B............................................      Sweden                3,931             147,706
Svenska Cellulosa AB, B.........................................      Sweden                4,500             113,614
UPM-Kymmene Corp................................................     Finland                7,500             208,442
                                                                                                          -----------
                                                                                                            1,094,988
                                                                                                          -----------
INDUSTRIAL COMPONENTS 3.7%
BTR Plc.........................................................  United Kingdom           52,000             210,816
Sandvik AB, A...................................................      Sweden                5,400             185,105
Sandvik AB, B...................................................      Sweden                1,000              34,740
SKF AB, B.......................................................      Sweden                6,500             189,389
                                                                                                          -----------
                                                                                                              620,050
                                                                                                          -----------
INSURANCE 1.5%
Ste Centrale Du Groupe Des Asurances Nationales.................      France                2,990              70,760
Zuerich Versicherung, new.......................................   Switzerland                400             174,092
                                                                                                          -----------
                                                                                                              244,852
                                                                                                          -----------
MERCHANDISING 2.2%
Somerfield Plc..................................................  United Kingdom           65,500             211,699
W.H. Smith Group................................................  United Kingdom           26,000             154,236
                                                                                                          -----------
                                                                                                              365,935
                                                                                                          -----------
METALS & MINING 2.3%
British Steel Plc...............................................  United Kingdom           55,000             158,036
Eramet SA.......................................................      France                1,980              89,110
Pechiney SA, A..................................................      France                2,879             138,305
                                                                                                          -----------
                                                                                                              385,451
                                                                                                          -----------

TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED) (continued)

                                                                     COUNTRY            SHARES               VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-INDUSTRY 1.4%
Cie Generale d'Industrie et de Participation....................      France                  150         $    45,511
Harrisons & Crosfield Plc.......................................  United Kingdom           40,110              79,662
Inchcape Plc....................................................  United Kingdom           25,000             115,862
                                                                                                          -----------
                                                                                                              241,035
                                                                                                          -----------
RECREATION & OTHER CONSUMER GOODS 0.6%
Fila Holding SpA, ADR...........................................      Italy                 3,400             105,188
                                                                                                          -----------
TELECOMMUNICATIONS 6.7%
British Telecommunications Plc..................................  United Kingdom           37,430             247,080
Nokia AB, A.....................................................     Finland                3,460             325,116
Tele Danmark AS, B..............................................     Denmark                2,050             107,848
Telecom Italia SpA, di Risp.....................................      Italy                74,767             291,247
Telefonica de Espana SA.........................................      Spain                 4,800             150,814
                                                                                                          -----------
                                                                                                            1,122,105
                                                                                                          -----------
TEXTILES & APPAREL 0.5%
Dawson International Plc........................................  United Kingdom           74,822              91,666
                                                                                                          -----------
TRANSPORTATION 2.0%
Koninklijke Nedlloyd NV.........................................   Netherlands              1,250              41,899
Peninsular & Oriental Steam Navigation Co.......................  United Kingdom           15,000             160,192
Transport Development Group Plc.................................  United Kingdom           40,000             124,446
                                                                                                          -----------
                                                                                                              326,537
                                                                                                          -----------
UTILITIES ELECTRICAL & GAS 6.2%
BG Plc..........................................................  United Kingdom           40,000             173,773
*Centrica Plc...................................................  United Kingdom           30,000              44,975
Empresa Nacional Hidroelectrica del Ribagorzana SA, B...........      Spain                 5,500             121,592
Iberdrola SA....................................................      Spain                13,200             162,270
Mosenergo, ADR, 144A............................................      Russia                4,500             218,250
National Grid Holdings Plc......................................  United Kingdom           30,000             136,858
Thames Water Group Plc..........................................  United Kingdom           12,755             179,497
                                                                                                          -----------
                                                                                                            1,037,215
                                                                                                          -----------
WHOLESALE & INTERNATIONAL TRADE 0.4%
*Computer 2000 AG...............................................     Germany                  310              66,508
                                                                                                          -----------
TOTAL COMMON STOCKS (COST $9,687,410)...........................                                           11,863,229
                                                                                                          -----------
PREFERRED STOCKS 4.3%
Baumax AG, pfd..................................................     Austria                1,953              37,535
Fiat SpA, pfd...................................................      Italy               139,500             247,862
Krones AG Herman Kronseder Maschinen Fabrik, pfd................     Germany                  274             113,459
Volkswagen AG, pfd..............................................     Germany                  600             314,172
                                                                                                          -----------
TOTAL PREFERRED STOCKS (COST $725,748)..........................                                              713,028
                                                                                                          -----------

TEMPLETON GREATER EUROPEAN FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1997 (UNAUDITED) (continued)

                                                                                       PRINCIPAL
                                                                     COUNTRY           AMOUNT**              VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS (COST $50,313) 0.3%
Government of Italy, 5.00%, 6/28/01.............................      Italy           $    50,000         $    52,375
                                                                                                          -----------

SHORT TERM OBLIGATIONS (COST $3,906,763) 23.4%
  U.S. Treasury Bills, 4.765% to 5.16% with maturities to
    12/26/97....................................................  United States         3,933,000           3,908,537
                                                                                                          -----------
TOTAL INVESTMENTS (COST $14,370,234) 99.1%......................                                           16,537,169
OTHER ASSETS LESS LIABILITIES 0.9%..............................                                              144,231
                                                                                                          -----------
TOTAL NET ASSETS 100.0%.........................................                                          $16,681,400
                                                                                                          ===========

 *Non-income producing.
**Securities traded in U.S. dollars.
                       See notes to financial statements.

TEMPLETON GREATER EUROPEAN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $14,370,234)..............................  $16,537,169
 Receivables:
  Investment securities sold.........................................................      466,369
  Fund shares sold...................................................................      188,544
  Dividends and interest.............................................................       44,902
  Fee reimbursement..................................................................       36,725
 Unamortized organization costs......................................................       34,441
                                                                                       ------------
     Total assets....................................................................   17,308,150
                                                                                       ------------
Liabilities:
 Payables:
  Investment securities purchased....................................................      502,959
  Fund shares redeemed...............................................................        3,156
  Affiliates.........................................................................       87,065
 Accrued expenses....................................................................       33,570
                                                                                       ------------
     Total liabilities...............................................................      626,750
                                                                                       ------------
      Net assets, at value...........................................................  $16,681,400
                                                                                       ============
Net assets consist of:
 Undistributed net investment income.................................................  $   166,979
 Net unrealized appreciation.........................................................    2,166,935
 Accumulated net realized gain.......................................................      751,676
 Beneficial shares...................................................................   13,595,810
                                                                                       ------------
     Net assets, at value............................................................  $16,681,400
                                                                                       ============
CLASS I:
 Net asset value per share ($12,682,524 / 927,738 shares outstanding)................       $13.67
                                                                                       ============
 Maximum offering price per share ($13.67 / 94.25%)..................................       $14.50
                                                                                       ============
CLASS II:
 Net asset value per share ($3,941,965 / 290,881 shares outstanding).................       $13.55
                                                                                       ============
 Maximum offering price per share ($13.55 / 99.00%)..................................       $13.69
                                                                                       ============
ADVISOR CLASS:
 Net asset value and offering price per share ($56,911 / 4,152 shares outstanding)...       $13.71
                                                                                       ============

                       See notes to financial statements.

TEMPLETON GREATER EUROPEAN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

Investment income:
(net of $36,290 foreign taxes withheld)
 Dividends.................................................................   $226,277
 Interest..................................................................     80,250
                                                                              ------------
     Total investment income...............................................               $  306,527
Expenses:
 Management fees (Note 3)..................................................     52,161
 Administrative fees (Note 3)..............................................     10,431
 Distribution fees (Note 3)
  Class I..................................................................     18,910
  Class II.................................................................     15,005
 Transfer agent fees (Note 3)..............................................     15,108
 Custodian fees............................................................      3,600
 Reports to shareholders...................................................     10,300
 Registration and filing fees..............................................     31,000
 Professional fees (Note 3)................................................      5,560
 Trustees' fees and expenses...............................................        700
 Amortization of organization costs........................................      6,639
 Other.....................................................................      3,712
                                                                              ------------
     Total expenses........................................................    173,126
 Less expenses waived (Note 3).............................................     34,629
                                                                              ------------
     Total expenses less expenses waived...................................                  138,497
                                                                                          ------------
      Net investment income................................................                  168,030
                                                                                          ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments..............................................................    767,388
  Foreign currency transactions............................................     (8,403)
                                                                              ------------
 Net realized gain.........................................................                  758,985
 Net unrealized appreciation on investments................................                  998,400
                                                                                          ------------
Net realized and unrealized gain...........................................                1,757,385
                                                                                          ------------
Net increase in net assets resulting from operations.......................               $1,925,415
                                                                                          ============

                       See notes to financial statements.

TEMPLETON GREATER EUROPEAN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                        SEPTEMBER 30, 1997         YEAR ENDED
                                                                           (UNAUDITED)           MARCH 31, 1997
                                                                    -------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income..........................................          $    168,030           $    131,642
  Net realized gain from investments and foreign currency
    transactions.................................................               758,985                492,527
  Net unrealized appreciation on investments.....................               998,400                940,661
                                                                    -------------------------------------------
      Net increase in net assets resulting from operations.......             1,925,415              1,564,830
 Distributions to shareholders from:
  Net investment income:
   Class I.......................................................               (53,329)               (68,343)
   Class II......................................................                (9,628)                (6,497)
   Advisor Class.................................................                  (231)
  Net realized gains:
   Class I.......................................................              (258,439)               (84,294)
   Class II......................................................               (65,935)               (21,490)
   Advisor Class.................................................                  (982)                    --
 Capital share transactions (Note 2)
   Class I.......................................................             2,237,596              3,848,810
   Class II......................................................             1,176,580                722,889
   Advisor Class.................................................                 1,906                 34,267
                                                                    -------------------------------------------
      Net increase in net assets.................................             4,952,953              5,990,172
Net assets:
 Beginning of period.............................................            11,728,447              5,738,275
                                                                    -------------------------------------------
 End of period...................................................          $ 16,681,400           $ 11,728,447
                                                                    ===========================================
Undistributed net investment income included in net assets:
 Beginning of period.............................................          $     62,137           $     42,720
                                                                    ===========================================
 End of period...................................................          $    166,979           $     62,137
                                                                    ===========================================

                       See notes to financial statements.

TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (unaudited)
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Greater European Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in Greater Europe (Western, Central and Eastern Europe and Russia). The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against the U.S. dollar on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ORGANIZATION COSTS:

Organization costs are amortized on a straight line basis over five years.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  BENEFICIAL SHARES

The Fund offers three classes of shares: Class I, Class II, and Advisor Class shares. The shares differ by their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At September 30, 1997, there was an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                   YEAR ENDED
                                                               -------------------------------------------------------
                                                                 SEPTEMBER 30, 1997                MARCH 31, 1997
                                                               -----------------------         -----------------------
                       CLASS I SHARES:                          SHARES       AMOUNT             SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold...................................................  308,833    $ 3,907,469          467,229    $ 5,350,835
Shares issued on reinvestment of distributions................   22,884        282,623           12,150        135,721
Shares redeemed............................................... (154,463)    (1,952,496)        (143,550)    (1,637,746)
                                                                                                              --------
Net increase..................................................  177,254    $ 2,237,596          335,829    $ 3,848,810
                                                                                                              ========

                                                                  SIX MONTHS ENDED                   YEAR ENDED
                                                               -------------------------------------------------------
                                                                 SEPTEMBER 30, 1997                MARCH 31, 1997
                                                               -----------------------         -----------------------
                       CLASS II SHARES:                         SHARES       AMOUNT             SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold...................................................  117,941    $ 1,483,689          151,862    $ 1,709,987
Shares issued on reinvestment of distributions................    5,744         70,471            2,448         27,356
Shares redeemed...............................................  (30,415)      (377,580)         (95,315)    (1,014,454)
                                                                                                              --------
Net increase..................................................   93,270    $ 1,176,580           58,995    $   722,889
                                                                                                              ========

TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

2.  BENEFICIAL SHARES (CONT.)

                                                                  SIX MONTHS ENDED                   YEAR ENDED
                                                               -------------------------------------------------------
                                                                 SEPTEMBER 30, 1997                MARCH 31, 1997*
                    ADVISOR CLASS SHARES:                       SHARES       AMOUNT             SHARES       AMOUNT
----------------------------------------------------------------------------------------------------------------------
Shares sold...................................................   76,861    $   988,987            2,942    $    34,267
Shares issued on reinvestment of distributions................       98          1,212               --             --
Shares redeemed...............................................  (75,749)      (988,293)              --             --
                                                                                                              --------
Net increase..................................................    1,210    $     1,906            2,942    $    34,267
                                                                                                              ========

*Effective date of Advisor Class shares was January 2, 1997

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund.

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

        ANNUALIZED
         FEE RATE                   AVERAGE DAILY NET ASSETS
        ------------------------------------------------------------------
           0.15%      First $200 million
          0.135%      Over $200 million, up to and including $700 million
           0.10%      Over $700 million, up to and including $1.2 billion
          0.075%      Over $1.2 billion

TGAL and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 1.85%, 2.50%, and 1.50% of the Fund's average daily net assets of Class I shares, Class II shares and Advisor Class shares, respectively, through August 1, 1998.

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30 1997, unreimbursed costs were $168,101. Distributors paid net commissions on sales of Fund shares and received contingent deferred sales charges for the period of $18,963 and $584, respectively.

During the six months ended September 30, 1997, legal fees of $226 were paid to a law firm in which an officer of the Fund is a partner.

TEMPLETON GREATER EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

4.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 1997 aggregated $3,572,059 and $2,284,333, respectively.

5.  INCOME TAXES

The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

        Unrealized appreciation............  $2,545,224
        Unrealized depreciation............    (378,289)
                                             --------------
        Net unrealized appreciation........  $2,166,935
                                             ==============

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH

Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME

Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++

Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.


                                                                         10/97.1

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800-632-2301

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton Greater European Fund, which contains more complete information, including risk factors, charges and expenses.

Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.


419 S97 11/97
TL419 S97                        [Recycled Logo] Printed on recycled paper